Net Loss Per Share - Additional Information (Detail) - shares	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 28, 2015	Mar. 28, 2015	Dec. 27, 2014
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stock issued in conjunction with the acquisition			71,428,571
Number of antidilutive shares excluded from computation of earnings per share		1,746,210
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Issuance of common stock, Shares	25,555,555	25,555,555
Stock issued in conjunction with the acquisition		1,029,183